T. ROWE PRICE DIVIDEND GROWTH FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 95.9%
COMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 0.5%
AT&T	2,956,687	84,295
		84,295
Entertainment 1.1%
Walt Disney	1,356,146	168,271
		168,271
Media 1.6%
Comcast, Class A	4,757,708	220,091
Fox, Class A (1)	1,257,706	35,002
		255,093
Total Communication Services		507,659
CONSUMER DISCRETIONARY 7.9%
Hotels, Restaurants & Leisure 2.9%
Hilton Worldwide Holdings	1,189,748	101,509
Las Vegas Sands	854,300	39,862
Marriott International, Class A	814,939	75,447
McDonald's	746,988	163,957
Yum! Brands	940,726	85,888
		466,663
Multiline Retail 1.6%
Dollar General	1,233,460	258,558
		258,558
Specialty Retail 2.9%
Home Depot	741,088	205,808
Ross Stores	1,996,330	186,297
Tractor Supply	487,736	69,912
		462,017
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Class B	732,698	91,983
		91,983
Total Consumer Discretionary		1,279,221

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVIDEND GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
CONSUMER STAPLES 7.5%
Beverages 2.9%
Coca-Cola	3,579,896	176,740
Diageo (GBP)	1,468,588	50,444
PepsiCo	1,707,728	236,691
		463,875
Food & Staples Retailing 0.6%
Costco Wholesale	272,444	96,718
		96,718
Food Products 2.3%
McCormick	345,992	67,157
Mondelez International, Class A	3,492,771	200,660
Nestle (CHF)	813,636	96,832
		364,649
Household Products 0.9%
Colgate-Palmolive	1,002,767	77,363
Kimberly-Clark	504,570	74,505
		151,868
Tobacco 0.8%
Philip Morris International	1,815,087	136,113
		136,113
Total Consumer Staples		1,213,223
ENERGY 1.5%
Oil, Gas & Consumable Fuels 1.5%
EOG Resources	1,920,106	69,009
TC Energy	1,725,076	72,488
TOTAL (EUR) (1)	2,829,808	97,183
Total Energy		238,680
FINANCIALS 11.6%
Banks 3.2%
JPMorgan Chase	3,655,092	351,876
PNC Financial Services Group	558,900	61,428

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVIDEND GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Wells Fargo	4,245,514	99,812
		513,116
Capital Markets 3.2%
Charles Schwab	2,552,642	92,482
CME Group	708,478	118,536
E*TRADE Financial	931,300	46,612
Morgan Stanley	2,424,380	117,219
S&P Global	376,532	135,777
		510,626
Consumer Finance 0.3%
American Express	555,082	55,647
		55,647
Insurance 4.9%
Aon, Class A (1)	760,828	156,959
Chubb	1,633,992	189,739
Marsh & McLennan	2,080,106	238,588
Progressive	1,004,664	95,111
Willis Towers Watson	478,554	99,932
		780,329
Total Financials		1,859,718
HEALTH CARE 17.5%

Biotechnology 1.2%
AbbVie	2,155,500	188,800
		188,800
Health Care Equipment & Supplies 6.2%
Becton Dickinson & Company	1,050,196	244,360
Danaher	2,003,246	431,359
Medtronic	1,293,120	134,381
Stryker	915,786	190,822
		1,000,922
Health Care Providers & Services 2.9%
Cigna	446,884	75,706
CVS Health	1,236,758	72,227

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVIDEND GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
UnitedHealth Group	1,030,034	321,134
		469,067
Life Sciences Tools & Services 3.2%
Agilent Technologies	1,639,840	165,525
Thermo Fisher Scientific	769,020	339,538
		505,063
Pharmaceuticals 4.0%
Eli Lilly	228,600	33,837
Johnson & Johnson	1,217,346	181,239
Merck	738,500	61,259
Pfizer	4,603,200	168,937
Zoetis	1,211,398	200,329
		645,601
Total Health Care		2,809,453
INDUSTRIALS & BUSINESS SERVICES 11.8%
Aerospace & Defense 0.7%
Northrop Grumman	375,594	118,496
		118,496
Air Freight & Logistics 1.1%
United Parcel Service, Class B	1,044,720	174,082
		174,082
Commercial Services & Supplies 1.4%
Cintas	183,242	60,988
Waste Connections	1,581,021	164,110
		225,098
Electrical Equipment 0.3%
Rockwell Automation	219,000	48,329
		48,329
Industrial Conglomerates 3.4%
General Electric	16,096,064	100,279
Honeywell International	1,253,188	206,287
Roper Technologies	594,544	234,910
		541,476

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVIDEND GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Machinery 2.4%
Cummins	268,900	56,781
Deere	276,300	61,237
Fortive	1,321,068	100,679
Illinois Tool Works	534,720	103,313
PACCAR	849,758	72,467
		394,477
Professional Services 0.7%
Equifax	679,910	106,678
		106,678
Road & Rail 1.8%
JB Hunt Transport Services	761,302	96,213
Union Pacific	997,219	196,323
		292,536
Total Industrials & Business Services		1,901,172
INFORMATION TECHNOLOGY 21.6%

Electronic Equipment, Instruments & Components 1.2%
Amphenol, Class A	883,516	95,658
TE Connectivity	1,079,500	105,511
		201,169
IT Services 7.1%
Accenture, Class A	1,246,452	281,686
Automatic Data Processing	522,104	72,828
Broadridge Financial Solutions	642,400	84,797
Fidelity National Information Services	1,517,747	223,427
Visa, Class A	2,368,298	473,589
		1,136,327
Semiconductors & Semiconductor Equipment 3.1%
Applied Materials	1,765,900	104,983
Microchip Technology (1)	867,192	89,113
QUALCOMM	549,200	64,630
Texas Instruments	1,673,572	238,969
		497,695

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVIDEND GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Software 5.5%
Microsoft	4,210,532	885,601
		885,601
Technology Hardware, Storage & Peripherals 4.7%
Apple	6,530,940	756,348
		756,348
Total Information Technology		3,477,140
MATERIALS 6.2%

Chemicals 3.6%
Air Products & Chemicals	685,518	204,188
Ecolab	106,544	21,292
Linde	541,842	129,029
PPG Industries	348,932	42,598
RPM International	1,155,254	95,701
Sherwin-Williams	125,374	87,353
		580,161
Containers & Packaging 2.6%
Avery Dennison	893,850	114,270
Ball	2,644,370	219,800
Sealed Air (1)	1,980,200	76,851
		410,921
Total Materials		991,082
REAL ESTATE 2.5%

Equity Real Estate Investment Trusts 2.5%
American Tower, REIT	821,752	198,642
Crown Castle International, REIT	888,197	147,885
Equity Residential, REIT	1,198,236	61,505
Total Real Estate		408,032
UTILITIES 4.6%
Electric Utilities 2.3%
American Electric Power	1,178,450	96,315
Eversource Energy	699,211	58,419

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVIDEND GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
NextEra Energy	789,354	219,093
		373,827
Gas Utilities 0.9%
Atmos Energy	1,530,604	146,311
		146,311
Multi-Utilities 0.9%
Sempra Energy	1,159,102	137,191
		137,191
Water Utilities 0.5%
American Water Works	546,400	79,162
		79,162
Total Utilities		736,491
Total Common Stocks (Cost $9,512,898)		15,421,871

SHORT-TERM INVESTMENTS 4.0%
MONEY MARKET FUNDS 4.0%
T. Rowe Price Government Reserve Fund, 0.09% (2)(3)	637,171,577	637,171
Total Short-Term Investments (Cost $637,171)		637,171

SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.3%
Short-Term Funds 0.3%
T. Rowe Price Short-Term Fund, 0.13% (2)(3)	4,938,008	49,380
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		49,380

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVIDEND GROWTH FUND

		Shares	$ Value
(Cost and value in $000s)

INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.1%

Short-Term Funds 0.1%

T. Rowe Price Short-Term Fund, 0.13% (2)(3)		1,402,670	14,027

Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company			14,027
Total Securities Lending Collateral (Cost $63,407)			63,407

Total Investments in Securities 100.3%
(Cost $10,213,476)			$16,122,449

Other Assets Less Liabilities (0.3)%			(40,371)

Net Assets 100.0%			$16,082,078

‡	Shares are denominated in U. S. dollars unless otherwise noted.
(1)	All or a portion of this security is on loan at September 30, 2020.
(2)	Seven-day yield
(3)	Affiliated Companies
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
REIT	A domestic Real Estate Investment Trust whose distributions pass-through
	with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVIDEND GROWTH FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$3,394
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$3,394+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	9/30/20
T. Rowe Price Government
Reserve Fund	$813,603		¤	¤	$637,171
T. Rowe Price Short-Term
Fund	71,944		¤	¤	63,407
Total					$700,578^
#					Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++					Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+					Investment income comprised $3,394 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $700,578.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVIDEND GROWTH FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Dividend Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE DIVIDEND GROWTH FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE DIVIDEND GROWTH FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$15,177,412	$244,459	$—	$15,421,871
Short-Term Investments	637,171	—	—	637,171
Securities Lending Collateral	63,407	—	—	63,407
Total	$15,877,990	$244,459	$—	$16,122,449